Operating, Selling and General (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING, SELLING AND GENERAL
Contract services	CAD 3,551	CAD 3,363
Employee costs	3,290	3,412
Materials	706	705
Energy	1,178	994
Equipment rentals and leases	279	267
Travel, marketing and other	241	409
Operating, selling and general	9,245	9,150
Contract services and employee cots	7,300	7,200
Contract services and employee costs in operating, selling and general	6,800	6,800
Contract services and employee costs in property, plant and equipment	CAD 500	CAD 400